Derivative Instruments - Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ (24)	$ (5)	$ 3
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(876)	(708)	360
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	943	769	(320)
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Futures [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(3)	(6)	1
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Commercial Products Revenue [Member] | Forwards, Spots and Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	92	88	74
Customer-Related Positions [Member] | Foreign Exchange Option [Member] | Commercial Products Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	2	(1)	2
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Fair Value Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(28)	(31)	7
Asset and Liability Management Positions [Member] | Other Derivatives [Member] | Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(1)	(39)
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Futures and Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	24	101	186
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	237	331	191
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	255	226	139
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(220)	(140)	(33)
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Foreign Exchange Forward Contracts [Member] | Commercial Products Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(69)	(14)	108
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Equity Contracts [Member] | Compensation Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	1	1	(1)
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Credit Contracts [Member] | Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 3	$ 1	$ 2